Purchases and other expenses - Other liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Other liabilities in the opening balance	€ 2,138	€ 2,487	€ 1,971
Business related variations	267	(432)	477
Changes in the scope of consolidation	18	75	5
Translation adjustment	(7)	(19)	9
Reclassifications and other items	40	27	25
Reclassification to assets held for sale	0	0	0
Other liabilities in the closing balance	€ 2,456	€ 2,138	€ 2,487